UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009
                                                  -----------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Trafelet Capital Management, L.P.
Address:    590 Madison Ave., 39th Floor
            New York, NY  10022

Form 13F File Number:    28-12508
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Faber
Title:    Chief Financial Officer
Phone:    (212) 201-7856

Signature, Place, and Date of Signing:

   /s/  Jeff Faber                  New York, NY           August 14, 2009
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Trafelet & Company, LLC serves as managing member of Trafelet Services UK Limited, which serves as manager of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $508,095 (thousands)

List of Other Managers reporting for this Manager:

No.     Name                                   Form 13F File Number
----------------------------------------------------------------------------
1.      Trafelet & Company Advisors, LLC        28-10829
2.      Trafelet & Company, LLC                 28-10380
3.      Remy W. Trafelet                        28-13170


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                                               FORM 13F INFORMATION TABLE
                                            2ND QUARTER ENDING JUNE 30, 2009
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COLUMN 1                     COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
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                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP    VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER       SOLE   SHARED   NONE
                                                     (X$1000)  PRN AMT    PRN CALL  DISCRETION     MANAGERS
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
AMERICAN EAGLE OUTFITTERS NE COM            02553E106  7,368    520,000  SH        SHARED-DEFINED  1, 2, 3       520,000
APOLLO GROUP INC             CL A           037604105 17,780    250,000  SH  PUT   SHARED-DEFINED  1, 2, 3       250,000
ASHLAND INC NEW              COM            044209104  7,669    273,400  SH        SHARED-DEFINED  1, 2, 3       273,400
ATLANTIC TELE NETWORK INC    COM NEW        049079205 13,359    340,000  SH        SHARED-DEFINED  1, 2, 3       340,000
BRINKS HOME SEC HLDGS INC    COM            109699108  7,010    247,608  SH        SHARED-DEFINED  1, 2, 3       247,608
CALAVO GROWERS INC           COM            128246105 10,203    514,507  SH        SHARED-DEFINED  1, 2, 3       514,507
DINEEQUITY INC               COM            254423106 23,329    747,955  SH        SHARED-DEFINED  1, 2, 3       747,955
DRYSHIPS INC                 SHS            Y2109Q101 10,216  1,767,400  SH        SHARED-DEFINED  1, 2, 3     1,767,400
ENERGYSOLUTIONS INC          COM            292756202 45,211  4,914,280  SH        SHARED-DEFINED  1, 2, 3     4,914,280
FUQI INTERNATIONAL INC       COM NEW        36102A207 10,635    513,500  SH        SHARED-DEFINED  1, 2, 3       513,500
GILDAN ACTIVEWEAR INC        COM            375916103 14,041    948,700  SH        SHARED-DEFINED  1, 2, 3       948,700
ICONIX BRAND GROUP INC       COM            451055107 15,207    988,767  SH        SHARED-DEFINED  1, 2, 3       988,767
INSITUFORM TECHNOLOGIES INC  CL A           457667103  3,099    182,600  SH        SHARED-DEFINED  1, 2, 3       182,600
ISLE OF CAPRI CASINOS INC    COM            464592104 29,280  2,198,184  SH        SHARED-DEFINED  1, 2, 3     2,198,184
ITT EDUCATIONAL SERVICES INC COM            45068B109 17,616    175,000  SH  PUT   SHARED-DEFINED  1, 2, 3       175,000
LIBERTY MEDIA CORP NEW       ENT COM SER A  53071M500 35,777  1,339,977  SH        SHARED-DEFINED  1, 2, 3     1,339,977
MAIDEN HOLDINGS LTD          SHS            G5753U112  8,117  1,237,365  SH        SHARED-DEFINED  1, 2, 3     1,237,365
NATIONAL OILWELL VARCO INC   COM            637071101 22,895    701,000  SH        SHARED-DEFINED  1, 2, 3       701,000
REDWOOD TR INC               COM            758075402 17,387  1,177,972  SH        SHARED-DEFINED  1, 2, 3     1,177,972
REPUBLIC AWYS HLDGS INC      COM            760276105  9,595  1,469,361  SH        SHARED-DEFINED  1, 2, 3     1,469,361
RRI ENERGY INC               COM            74971X107 28,805  5,749,441  SH        SHARED-DEFINED  1, 2, 3     5,749,441
RITE AID CORP                COM            767754104  7,173  4,750,000  SH        SHARED-DEFINED  1, 2, 3     4,750,000
TEEKAY TANKERS LTD           CL A           Y8565N102  1,629    175,400  SH        SHARED-DEFINED  1, 2, 3       175,400
TNS INC                      COM            872960109 40,467  2,158,257  SH        SHARED-DEFINED  1, 2, 3     2,158,257
TRUE RELIGION APPAREL INC    COM            89784N104 16,165    724,867  SH        SHARED-DEFINED  1, 2, 3       724,867
ULTRA PETROLEUM CORP         COM            903914109 29,055    745,000  SH        SHARED-DEFINED  1, 2, 3       745,000
VIRGIN MEDIA INC             COM            92769L101 59,010  6,311,193  SH        SHARED-DEFINED  1, 2, 3     6,311,193



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